Share-Based Compensation (Share-based Compensation Allocated from Sohu's 2000 Stock Incentive Plan, Narrative) (Details) - Sohu's 2000 Stock Incentive Plan [Member] - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Stock Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options granted	0	0	0
Share-based compensation expense	$ 0	$ 0	$ 0
Stock Options [Member] | Employees of Predecessor Operations and employees of business associated with 17173.com Website [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total intrinsic values of options, exercised	139,062
Restricted share units [Member] | Employees of Predecessor Operations and employees of business associated with 17173.com Website [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized compensation expenses	0
Fair value of restricted stock units, expensed	0	26,926	76,000
Fair value of restricted stock units, vested	$ 0	$ 252,731	$ 182,000
Sohu.com [Member] | Common stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares authorized for awards	9,500,000
Maximum term of issued stock right from grant date	10 years
Expiration date	Jan. 24, 2010